Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 1,985.7	$ 1,766.8	$ 1,276.5
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital gains	(167.9)	(227.5)	(55.0)
Depreciation and amortization	447.2	444.4	416.0
Equity in earnings (losses) of affiliates, net	1.4	(33.1)	(15.7)
Stock-based compensation expense	141.4	110.4	90.7
Amortization (accretion) of net investment premium (discount)	1.9	(28.9)	(67.0)
Changes in assets and liabilities:
Accrued investment income	6.7	5.8	(15.6)
Premiums due and other receivables	16.4	(38.6)	(53.7)
Income taxes	154.9	182.8	(14.4)
Other assets and other liabilities	21.5	(309.3)	570.4
Health care and insurance liabilities	(103.0)	(458.6)	357.6
Other, net	1.6	(2.1)	(1.5)
Net cash provided by operating activities	2,507.8	1,412.1	2,488.3
Cash flows from investing activities:
Proceeds from sales and maturities of investments	10,045.6	11,966.7	10,029.6
Cost of investments	(9,998.1)	(11,043.4)	(11,592.2)
Additions to property, equipment and software	(372.0)	(288.7)	(362.0)
Cash used for acquisition, net of cash acquired	(1,555.7)	(0.1)	(75.1)
Net cash provided by investing activities	(1,880.2)	634.5	(1,999.7)
Cash flows from financing activities:
Net repayment of long-term debt	(900.0)
Net issuance of long-term debt	480.1	697.8
Net issuance (repayment) of short-term debt	425.9	(480.8)	266.1
Deposits and interest credited for investment contracts	5.6	8.0	7.1
Withdrawals of investment contracts	(8.9)	(9.5)	(9.0)
Common shares issued under benefit plans	125.5	43.2	14.8
Stock-based compensation tax benefits	38.5	22.5	5.1
Common shares repurchased	(1,813.0)	(1,606.0)	(773.0)
Dividends paid to shareholders	(167.2)	(16.1)	(17.3)
Collateral on interest rate swaps	(2.0)	(41.7)	41.7
Net cash used for financing activities	(1,815.5)	(1,382.6)	(464.5)
Net (decrease) increase in cash and cash equivalents	(1,187.9)	664.0	24.1
Cash and cash equivalents, beginning of period	1,867.6	1,203.6	1,179.5
Cash and cash equivalents, end of period	$ 679.7	$ 1,867.6	$ 1,203.6